Refund liabilities - Narrative (Details) € in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	€ 88,229		€ 143,085		€ 254,582
Current refund liabilities	82,017		136,450
Non-current refund liabilities	6,211		6,635
Additions, refund liability	612		52,012
Pfizer Inc. | Lyme VLA15 | Amended Collaboration and License agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	80,900		135,500
Current refund liabilities			135,500
Additions, refund liability			24,500	$ 25
GSK | Supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities	€ 6,500		6,600
Non-current refund liabilities			6,600
UK Authority
Disclosure of disaggregation of revenue from contracts with customers [line items]
Refund liabilities		€ 0
Revenue from royalty obligation		€ 89,400
UK Authority | COVID VLA2001 | Vaccine supply agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from royalty obligation			89,200
Revenue from CAPEX obligation			€ 80,000